Leases - Additional information (Details)			3 Months Ended		6 Months Ended
	Aug. 12, 2024 GBP (£)	Sep. 03, 2021 leaseAgreement	Jun. 30, 2024 GBP (£) property	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 26, 2024 GBP (£)	Jan. 31, 2024 GBP (£)	Jan. 01, 2024 property leaseAgreement	Dec. 31, 2023 GBP (£)	Sep. 30, 2023	Dec. 31, 2022 GBP (£)	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | leaseAgreement									10
Right-of-use assets			£ 17,736,000		£ 17,736,000					£ 18,513,000
Impairment of right-of-use assets			£ 1,619,000	£ 0	1,619,000	£ 0
UK
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property									4
Lease liabilities, upwards (reduction)							£ 2,540,000
Impairment of right-of-use assets	£ 707,000
Number of lease properties under discussion | property			1
Lease payment	£ 700,000
United States of America
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property									3
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property									1
Miami, United States Of America
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets										0		£ 2,125,000
Right-of-use assets, subleasing			£ 807,000		£ 807,000					£ 807,000
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities, upwards (reduction)								£ (442,000)
Number of lease agreements not yet commenced | leaseAgreement		2
Lessee, operating lease, term of contract not yet commenced		7 years
Consumer price index rate											0.060		0.106
Right-of-use assets, reduction								£ 532,000
Miami, Florida United States and Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Impairment of right-of-use assets			£ 911,000